Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	We understand the critical necessity of establishing robust cybersecurity measures to protect our information systems and ensure the confidentiality, integrity, and availability of our data. Our company has put in place policies and procedures to assess, identify, and manage cybersecurity risks effectively. We regularly evaluate potential threats to our information systems and conduct both scheduled and spontaneous assessments to identify vulnerabilities. Based on these assessments, we determine the need to enhance or adjust our safeguards to mitigate risks and address any existing gaps. The responsibility for overseeing this risk assessment and mitigation process lies with our IT leadership, who reports directly to our CEO.To ensure the effectiveness of our safeguards, we continuously monitor and test them, while also providing training to our employees in collaboration with HR, IT, and management, fostering a company-wide culture of cybersecurity risk management. During the financial year ended December 31, 2024, we did not encounter any risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, that have materially affected or are reasonably likely to materially affect the Company, including our business strategy, results of operations, or financial condition.

Our board of directors holds the responsibility for monitoring and evaluating strategic risk exposure, including cybersecurity risks. They oversee this function both collectively and through the audit committee. Additionally, our executive management team regularly updates the Audit Committee on cybersecurity risks, with at least an annual frequency. Our cybersecurity coordinator, working closely with the IT team, assesses and manages cybersecurity risks, reporting directly to the CEO. This ensures that senior management remains well-informed about our cybersecurity posture and any potential risks facing the company.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]	board of directors holds the responsibility for monitoring and evaluating strategic risk exposure, including cybersecurity risks